Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 46.7%

Communication Services - 3.8%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom S.A. - ADR (Spain)	16,300	$317,524
Cellnex Telecom S.A. (Spain)[2]	15,395	603,300
Helios Towers plc (Tanzania)*	131,635	173,646
Radius Global Infrastructure, Inc. - Class A*	59,538	801,977
		1,896,447
Entertainment - 1.1%
Activision Blizzard, Inc.	41,731	3,195,343
Electronic Arts, Inc.	22,149	2,850,133
Ubisoft Entertainment S.A. (France)*	8,402	173,977
		6,219,453
Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A*	83,626	8,265,594
Auto Trader Group plc (United Kingdom)[2]	87,064	675,485
Meta Platforms, Inc. - Class A*	28,335	4,221,065
Tencent Holdings Ltd. (China)	6,700	326,483
		13,488,627
Media - 0.0%##
Comcast Corp. - Class A	4,525	178,058
Omnicom Group, Inc.	518	44,543
Paramount Global - Class B	993	22,998
		245,599
Total Communication Services		21,850,126
Consumer Discretionary - 4.8%
Distributors - 0.0%##
Genuine Parts Co.	329	55,213
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	971	155,399
McDonald’s Corp.	578	154,557
Playa Hotels & Resorts N.V.*	15,731	119,241
Restaurant Brands International, Inc. (Canada)	3,201	214,243
		643,440
Household Durables - 0.1%
Garmin Ltd.	457	45,188
Lennar Corp. - Class A	474	48,538
Nikon Corp. (Japan)	20,000	197,468
Sony Group Corp. (Japan)	3,800	339,536
		630,730
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	155,948	16,082,917
eBay, Inc.	851	42,125
Meituan - Class B (China)*2	790	17,661
MercadoLibre, Inc. (Brazil)*	415	490,401
		16,633,104

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.6%
Dollar Tree, Inc.*	21,426	$3,217,756
Target Corp.	455	78,324
		3,296,080
Specialty Retail - 0.1%
Best Buy Co., Inc.	468	41,521
The Home Depot, Inc.	908	294,347
Ross Stores, Inc.	457	54,013
The TJX Companies, Inc.	1,234	101,015
Tractor Supply Co.	171	38,986
		529,882
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG - ADR (Germany)	27,665	2,214,583
adidas AG (Germany)	3,474	559,371
lululemon athletica, Inc. *	616	189,038
NIKE, Inc. - Class B	22,403	2,852,574
VF Corp.	630	19,492
		5,835,058
Total Consumer Discretionary		27,623,507
Consumer Staples - 5.4%
Beverages - 1.6%
The Coca-Cola Co.	70,377	4,315,518
Diageo plc (United Kingdom)	6,319	276,305
Heineken N.V. - ADR (Netherlands)	89,131	4,452,094
Heineken N.V. (Netherlands)	3,759	375,670
		9,419,587
Food & Staples Retailing - 0.1%
The Kroger Co.	1,265	56,457
Walgreens Boots Alliance, Inc.	1,153	42,499
Walmart, Inc.	2,224	319,967
		418,923
Food Products - 2.0%
Archer-Daniels-Midland Co.	899	74,482
Bunge Ltd.	343	33,991
Campbell Soup Co.	783	40,661
Conagra Brands, Inc.	1,185	44,070
Danone S.A. (France)	4,088	224,183
General Mills, Inc.	1,038	81,338
The J.M. Smucker Co.	277	42,326
Kerry Group plc - Class A (Ireland)	3,309	310,054
Mondelez International, Inc. - Class A	86,429	5,655,914
Nestle S.A. - ADR	38,039	4,648,936
Nestle S.A.	4,429	540,378
Tyson Foods, Inc. - Class A	674	44,315
		11,740,648
Household Products - 0.2%
Colgate-Palmolive Co.	1,271	94,728

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	313,700	$597,230
The Procter & Gamble Co.	2,010	286,184
		978,142
Personal Products - 1.5%
Beiersdorf AG (Germany)	3,085	375,067
L’Oreal S.A. (France)	293	120,983
Unilever plc - ADR (United Kingdom)	157,978	8,072,676
		8,568,726
Total Consumer Staples		31,126,026
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp.	1,278	222,397
ConocoPhillips	1,183	144,172
Coterra Energy, Inc.	1,295	32,414
Devon Energy Corp.	915	57,864
Diamondback Energy, Inc.	292	42,667
EOG Resources, Inc.	647	85,566
Jonah Energy Parent LLC*3	6,986	434,739
Marathon Petroleum Corp.	665	85,466
Pioneer Natural Resources Co.	288	66,341

Total Energy		1,171,626
Financials - 4.2%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	6,502	207,804
Citigroup, Inc.	2,682	140,054
Fifth Third Bancorp	1,436	52,113
FinecoBank Banca Fineco S.p.A. (Italy)	29,076	521,968
HDFC Bank Ltd. - ADR (India)	6,463	435,348
JPMorgan Chase & Co.	2,544	356,058
KeyCorp.	1,580	30,320
Regions Financial Corp.	2,208	51,976
U.S. Bancorp	2,170	108,066
		1,903,707
Capital Markets - 3.2%
Allfunds Group plc (United Kingdom)	26,289	209,128
Avanza Bank Holding AB (Sweden)	14,899	343,774
Deutsche Boerse AG (Germany)	2,353	421,051
Intercontinental Exchange, Inc.	86,887	9,344,697
Intermediate Capital Group plc (United Kingdom)	22,075	379,854
Moody’s Corp.	16,138	5,208,539
S&P Global, Inc.	5,785	2,169,028
		18,076,071

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.7%
Admiral Group plc - ADR (United Kingdom)	111,646	$3,026,723
Admiral Group plc (United Kingdom)	24,443	664,491
The Allstate Corp.	515	66,162
Chubb Ltd.	587	133,537
Cincinnati Financial Corp.	358	40,508
RenaissanceRe Holdings Ltd. (Bermuda)	1,118	218,781
The Travelers Companies, Inc.	421	80,462
		4,230,664
Total Financials		24,210,442
Health Care - 7.7%
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.*	33,281	3,838,963
Gilead Sciences, Inc.	1,794	150,588
Seagen, Inc.*	16,707	2,330,293
Vertex Pharmaceuticals, Inc.*	11,191	3,615,812
		9,935,656
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,304	144,157
Alcon, Inc. (Switzerland)	50,659	3,810,063
Baxter International, Inc.	678	30,978
Getinge AB - Class B (Sweden)	23,076	519,847
IDEXX Laboratories, Inc.*	6,195	2,976,698
Intuitive Surgical, Inc.*	11,660	2,864,745
Medtronic plc	37,377	3,128,081
		13,474,569
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	312	46,326
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	5,016	2,860,775
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	2,370	172,181
Dechra Pharmaceuticals plc (United Kingdom)	10,453	370,728
Johnson & Johnson	55,025	8,992,185
Merck & Co., Inc.	2,534	272,177
Novartis AG - ADR (Switzerland)	71,368	6,467,368
Pfizer, Inc.	3,818	168,603
Royalty Pharma plc - Class A	910	35,663
Zoetis, Inc.	9,028	1,494,044
		17,972,949
Total Health Care		44,290,275
Industrials - 3.9%
Aerospace & Defense - 1.6%
Airbus SE (France)	2,368	296,866
BAE Systems plc - ADR (United Kingdom)	66,795	2,854,150

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc (United Kingdom)	52,732	$558,224
General Dynamics Corp.	425	99,050
L3Harris Technologies, Inc.	13,147	2,824,239
Lockheed Martin Corp.	331	153,339
Northrop Grumman Corp.	5,492	2,460,636
		9,246,504
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	353	35,360
United Parcel Service, Inc. - Class B	731	135,403
		170,763
Airlines - 0.1%
Ryanair Holdings plc - ADR (Ireland)*	2,412	218,358
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	16,246	382,695
Johnson Controls International plc	1,207	83,971
Trane Technologies plc	309	55,348
		522,014
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	244,322	473,412
Copart, Inc.*	42,759	2,848,177
Republic Services, Inc.	554	69,150
Waste Management, Inc.	619	95,778
		3,486,517
Electrical Equipment - 0.0%##
Eaton Corp. plc	654	106,085
Emerson Electric Co.	945	85,258
		191,343
Industrial Conglomerates - 0.1%
3M Co.	801	92,179
Honeywell International, Inc.	820	170,954
		263,133
Machinery - 0.1%
Caterpillar, Inc.	676	170,548
Cummins, Inc.	294	73,365
Illinois Tool Works, Inc.	487	114,952
Parker-Hannifin Corp.	182	59,332
Rotork plc (United Kingdom)	53,050	208,976
Stanley Black & Decker, Inc.	261	23,310
		650,483
Road & Rail - 1.1%
Canadian National Railway Co. (Canada)	27,816	3,312,607
Norfolk Southern Corp.	12,209	3,001,094
Union Pacific Corp.	755	154,164
		6,467,865

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	3,216	$240,068
IMCD N.V. (Netherlands)	774	122,704
		362,772
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)*.	35,900	197,577
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	8,500	77,658
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	462	79,728
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	310	84,320
		439,283
Total Industrials		22,019,035
Information Technology - 8.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,173	203,100
Motorola Solutions, Inc.	303	77,874
		280,974
Electronic Equipment, Instruments & Components - 0.2%
Keyence Corp. (Japan)	900	414,332
Softwareone Holding AG (Germany)	21,422	345,888
TE Connectivity Ltd.	432	54,929
		815,149
IT Services - 4.2%
Adyen N.V. - ADR (Netherlands)*	159,730	2,402,339
Adyen N.V. (Netherlands)*2	279	421,822
Automatic Data Processing, Inc.	528	119,228
Broadridge Financial Solutions, Inc.	262	39,394
Keywords Studios plc (Ireland)	3,051	107,162
Mastercard, Inc. - Class A	22,817	8,455,980
PayPal Holdings, Inc.*	38,033	3,099,309
Snowflake, Inc. - Class A*	15,174	2,373,821
StoneCo Ltd. - Class A (Brazil)*	9,971	111,276
Visa, Inc. - Class A	30,982	7,132,366
		24,262,697
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	718	123,116
Intel Corp.	4,566	129,035
Microchip Technology, Inc.	752	58,370
QUALCOMM, Inc.	1,312	174,772
Skyworks Solutions, Inc.	274	30,050
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	53,302	4,942,694
Texas Instruments, Inc.	771	136,629
Tokyo Electron Ltd. (Japan)	500	174,762
		5,769,428

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 3.3%
Atlassian Corp. - Class A *	2,268	$366,554
Intuit, Inc.	6,878	2,907,124
Microsoft Corp.	23,733	5,881,275
Salesforce, Inc.*	25,801	4,333,794
ServiceNow, Inc.*	12,371	5,630,413
		19,119,160
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	544	36,029

Total Information Technology		50,283,437
Materials - 2.9%
Chemicals - 2.2%
Air Liquide S.A. - ADR (France)	133,548	4,245,491
Air Liquide S.A. (France)	3,783	602,352
Dow, Inc.	897	53,237
Eastman Chemical Co.	321	28,303
FMC Corp.	55,335	7,366,749
International Flavors & Fragrances, Inc.	488	54,881
Linde plc (United Kingdom)	660	218,420
LyondellBasell Industries N.V. - Class A	441	42,640
PPG Industries, Inc.	319	41,578
		12,653,651
Containers & Packaging - 0.0%##
Packaging Corp. of America	229	32,678
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	97,525	1,906,614
Newmont Corp.	29,312	1,551,484
Nucor Corp.	466	78,763
Steel Dynamics, Inc.	462	55,736
		3,592,597
Total Materials		16,278,926
Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Agree Realty Corp.	4,936	368,374
American Homes 4 Rent - Class A	8,760	300,380
American Tower Corp.	1,524	340,446
Americold Realty Trust, Inc.	5,748	180,545
AvalonBay Communities, Inc.	1,452	257,643
Brandywine Realty Trust	17,239	113,088
Camden Property Trust	2,016	248,391
CareTrust REIT, Inc.	12,371	256,327
Community Healthcare Trust, Inc.	10,918	468,164
Cousins Properties, Inc.	13,111	359,504
Digital Realty Trust, Inc.	4,181	479,226
Equinix, Inc.	6,287	4,640,623
Equity LifeStyle Properties, Inc.	7,964	571,656
Essex Property Trust, Inc.	752	170,005
Flagship Communities REIT	15,519	248,149

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Getty Realty Corp.	12,998	$473,517
Healthcare Realty Trust, Inc.	27,873	600,106
Independence Realty Trust, Inc.	13,584	255,787
Invitation Homes, Inc.	14,762	479,765
Life Storage, Inc.	3,209	346,700
LXP Industrial Trust	20,602	237,953
Mid-America Apartment Communities, Inc.	2,862	477,153
Prologis, Inc.	17,776	2,298,081
Public Storage	2,631	800,719
Realty Income Corp.	5,193	352,241
Rexford Industrial Realty, Inc.	9,340	592,810
SBA Communications Corp.	23,078	6,866,397
STAG Industrial, Inc.	3,907	139,089
Sun Communities, Inc.	4,518	708,693
Terreno Realty Corp.	6,125	394,634
UDR, Inc.	8,030	341,998
Ventas, Inc.	5,443	282,002
Welltower, Inc.	5,510	413,470
Total Real Estate		25,063,636
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	55,420	3,472,063

TOTAL COMMON STOCKS
(Identified Cost $254,581,570)		267,389,099

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,300	5,837
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	56,658
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	26,833	484,067

TOTAL PREFERRED STOCKS
(Identified Cost $1,060,248)		546,562

CORPORATE BONDS - 9.5%

Non-Convertible Corporate Bonds- 9.5%
Communication Services - 1.5%
Entertainment - 0.6%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	3,450,000	3,159,321

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,520,000	$5,214,057

Total Communication Services		8,373,378

Consumer Discretionary - 1.0%
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	640,767
(China), 4.00%, 12/6/2037	2,820,000	2,452,052
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,732,409

Total Consumer Discretionary		5,825,228

Consumer Staples - 0.4%
Beverages - 0.4%
PepsiCo, Inc., 3.90%, 7/18/2032	2,480,000	2,416,254

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	179,000	168,612
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,401,000	1,536,907
Energy Transfer LP, 6.50%, 2/1/2042	2,960,000	3,116,819
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021- 10/06/2021, cost $587,926)[4]	556,000	563,795

Total Energy		5,386,133

Financials - 1.7%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	2,330,000	1,964,383
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,230,000	1,981,685
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	3,330,000	3,238,857
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	600,000	598,060
		7,782,985
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025	635,000	633,688
Synergy One Lending, Inc., 5.50%, 10/14/2026	740,000	658,416
		1,292,104
Diversified Financial Services - 0.1%
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	610,000	609,912

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $228,923)[4]	215,000	$214,186

Total Financials		9,899,187

Industrials - 1.5%
Airlines - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	197,015	200,252
Southwest Airlines Co., 5.125%, 6/15/2027	2,440,000	2,462,707
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	604,333	536,776
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	107,570	100,697
		3,300,432
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	687,780
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	700,000	698,390
		1,386,170
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,105,917
Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	1,310,520
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,343,670
		2,654,190
Total Industrials		8,446,709

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM, Inc.
4.25%, 5/20/2032	1,785,000	1,768,308
5.40%, 5/20/2033	970,000	1,039,314

Total Information Technology		2,807,622

Materials - 0.2%
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,341,346

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/10/2017-09/18/2020, cost $118,233)[4,6]	653,000	$65

Total Materials		1,341,411

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 1.3%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	608,231
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[4]	650,000	616,541
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,314,275
Simon Property Group LP, 2.65%, 2/1/2032	4,550,000	3,827,448

Total Real Estate		7,366,495

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	2,190,000	2,162,226
3.55%, 7/15/2024[2]	630,000	608,366

Total Utilities		2,770,592

TOTAL CORPORATE BONDS
(Identified Cost $58,923,136)		54,633,009

U.S. TREASURY SECURITIES - 23.7%

U.S. Treasury Bonds - 5.0%
U.S. Treasury Bond
2.375%, 2/15/2042	29,195,000	23,511,098
3.00%, 5/15/2047	5,890,000	5,143,627

Total U.S. Treasury Bonds
(Identified Cost $29,745,126)		28,654,725
U.S. Treasury Notes - 18.7%
U.S. Treasury Note
2.00%, 11/15/2026	13,090,000	12,268,807
2.25%, 11/15/2027	13,050,000	12,241,512
3.125%, 11/15/2028	34,110,000	33,179,970
1.75%, 11/15/2029	15,965,000	14,281,191
0.875%, 11/15/2030	25,035,000	20,634,316
1.375%, 11/15/2031	17,365,000	14,600,167

Total U.S. Treasury Notes
(Identified Cost $108,210,007)		107,205,963
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $137,955,133)		135,860,688

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES - 4.8%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	$1,591,514
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	834,819	753,869
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	763,233	647,759
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	623,669	577,423
Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,834,293
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,943,602
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 5.535%, 2/15/2039[2,7]	1,300,000	1,259,961
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	564,095	519,673
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.206%, 2/25/2045[2,7]	197,056	191,855
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,978,492
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	165,907	164,711
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	534,255	528,868
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	1,824,736
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,550,000
PEAR LLC, Series 2021-1, Class
A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,911,008)[4]	1,911,008	1,808,833
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/2046[2]	1,621,800	1,398,352
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,378,762	1,297,769
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	913,687	813,243
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	61,137	59,069
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	334,874	325,114
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	776,621	723,674
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,330,411
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	135,262	$133,066
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	151,038	148,786
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 5.506%, 10/25/2048[2,7]	375,891	374,303
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,113,590	1,085,051
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,561,708	1,348,164
TOTAL ASSET-BACKED SECURITIES (Identified Cost $29,482,689)		27,212,591

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,207,162	1,064,228
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	42,858	41,856
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	873,612	730,065
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	173,424	154,811
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	101,969	88,153
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	59,321	54,167
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	28,234	27,478
Series 2021-69, Class WJ, 1.50%, 10/25/2050	917,161	790,853
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,482,137
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K030, Class X1 (IO), 0.137%, 4/25/2023[8]	20,672,212	3,481
Series K032, Class X1 (IO), 0.058%, 5/25/2023[8]	24,390,814	4,471
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,996,254	1,779,336
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	295,859	277,418
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.160%, 12/25/2051[2,7]	1,228,340	1,138,478
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]		945,417	$835,375
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]		981,660	867,301
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]		1,124,578	946,542
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]		180,508	171,165
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]		111,769	100,803
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]		197,971	184,313
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]		267,252	250,770
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]		301,436	278,946
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]		1,503,955	1,300,035
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		280,097	259,328
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,139,965	979,642
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		1,857,588	1,535,498
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]		1,946,893	1,614,823
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		105,609	91,580
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		505,809	456,178
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		108,517	97,325
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		123,433	111,788
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 5.93%, 11/15/2027[2,7]		1,278,105	885,241
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		170,416	157,264
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		44,837	41,757

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $21,637,706)			18,802,606

FOREIGN GOVERNMENT BONDS - 0.1%

Mexican Bonos (Mexico), 7.75%, 5/29/2031	MXN	972,000	48,785

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	200,000	$197,797
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	440,000	417,871

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $717,707)		664,453

MUNICIPAL BONDS - 0.6%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028	2,340,000	1,970,399
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,795,000	1,395,319
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	230,000	197,703

TOTAL MUNICIPAL BONDS
(Identified Cost $4,431,774)		3,563,421

U.S. GOVERNMENT AGENCIES - 5.6%

Mortgage-Backed Securities - 5.6%
Fannie Mae
Pool #990895, UMBS, 5.50%, 10/1/2023	733	730
Pool #AD0462, UMBS, 5.50%, 10/1/2024	1,109	1,103
Pool #MA3463, UMBS, 4.00%, 9/1/2033	234,229	233,319
Pool #MA1834, UMBS, 4.50%, 2/1/2034	309,845	311,513
Pool #MA1903, UMBS, 4.50%, 5/1/2034	127,138	127,822
Pool #889576, UMBS, 6.00%, 4/1/2038	110,629	117,654
Pool #889579, UMBS, 6.00%, 5/1/2038	91,822	97,653
Pool #MA3412, UMBS, 3.50%, 7/1/2038	308,040	302,749
Pool #995196, UMBS, 6.00%, 7/1/2038	5,420	5,764
Pool #AD0207, UMBS, 6.00%, 10/1/2038	292,968	311,572
Pool #AD0220, UMBS, 6.00%, 10/1/2038	9,650	10,261
Pool #MA0258, UMBS, 4.50%, 12/1/2039	195,703	198,578
Pool #AL1595, UMBS, 6.00%, 1/1/2040	125,160	133,108
Pool #AL0152, UMBS, 6.00%, 6/1/2040	229,747	244,336
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,119,185	1,901,776
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL0241, UMBS, 4.00%, 4/1/2041	364,092	$360,920
Pool #AI5172, UMBS, 4.00%, 8/1/2041	221,148	218,795
Pool #AL1410, UMBS, 4.50%, 12/1/2041	390,617	396,173
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,622,768	2,559,473
Pool #AL7729, UMBS, 4.00%, 6/1/2043	198,728	196,613
Pool #AX5234, UMBS, 4.50%, 11/1/2044	196,218	198,857
Pool #AS4103, UMBS, 4.50%, 12/1/2044	304,625	308,723
Pool #BC6764, UMBS, 3.50%, 4/1/2046	141,540	135,031
Pool #BD6997, UMBS, 4.00%, 10/1/2046	169,902	166,633
Pool #BE7845, UMBS, 4.50%, 2/1/2047	112,689	113,449
Pool #AL8674, 5.651%, 1/1/2049	764,664	802,018
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,434,610	2,322,043
Pool #FS2696, UMBS, 3.00%, 12/1/2051	3,069,495	2,816,462
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,687,537	2,521,710
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,634,232	2,539,113
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,927,376	2,887,095
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,182,971	1,200,709
Freddie Mac
Pool #G13078, 6.00%, 3/1/2023	3	3
Pool #G13331, 5.50%, 10/1/2023	117	116
Pool #C91762, 4.50%, 5/1/2034	192,951	194,155
Pool #C91771, 4.50%, 6/1/2034	185,713	186,872
Pool #C91780, 4.50%, 7/1/2034	260,645	262,730
Pool #G03926, 6.00%, 2/1/2038	45,614	48,562
Pool #G05906, 6.00%, 4/1/2040	42,653	45,410
Pool #Q33778, 4.00%, 6/1/2045	269,169	265,585
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,553,832	2,346,116
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,864,390	2,798,476
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,260,547	2,229,446

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $33,292,907)		32,119,226

Investment Portfolio - January 31, 2023

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 4.9%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[9]
(Identified Cost $28,148,856)	28,148,856	$28,148,856

TOTAL INVESTMENTS - 99.3%
(Identified Cost $570,231,726)		568,940,511
OTHER ASSETS, LESS LIABILITIES - 0.7%		3,917,503
NET ASSETS - 100%		$572,858,014

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond I

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s  Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $60,105,151, which represented 10.5% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2023 was $3,203,420, or 0.6% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2023.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2023.

9Rate shown is the current yield as of January 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2023

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$21,850,126	$19,897,235	$1,952,891	$—
Consumer Discretionary	27,623,507	26,509,471	1,114,036	—
Consumer Staples	31,126,026	28,903,386	2,222,640	—
Energy	1,171,626	736,887	—	434,739
Financials	24,210,442	21,670,176	2,540,266	—
Health Care	44,290,275	43,399,700	890,575	—
Industrials	22,019,035	19,538,513	2,480,522	—
Information Technology	50,283,437	48,819,471	1,463,966	—
Materials	16,278,926	15,676,574	602,352	—
Real Estate	25,063,636	25,063,636	—	—
Utilities	3,472,063	3,472,063	—	—
Preferred securities:
Information Technology	546,562	546,562	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	167,979,914	—	167,979,914	—
States and political subdivisions (municipals)	3,563,421	—	3,563,421	—
Corporate debt:
Communication Services	8,373,378	—	8,373,378	—
Consumer Discretionary	5,825,228	—	5,825,228	—
Consumer Staples	2,416,254	—	2,416,254	—
Energy	5,386,133	—	5,386,133	—
Financials	9,899,187	—	9,899,187	—
Industrials	8,446,709	—	8,446,709	—
Information Technology	2,807,622	—	2,807,622	—
Materials	1,341,411	—	1,341,411	—
Real Estate	7,366,495	—	7,366,495	—
Utilities	2,770,592	—	2,770,592	—
Asset-backed securities	27,212,591	—	27,212,591	—
Commercial mortgage-backed securities	18,802,606	—	18,802,606	—
Foreign government bonds	664,453	—	664,453	—
Short-Term Investment	28,148,856	28,148,856	—	—
Total assets	$568,940,511	$282,382,530	$286,123,242	$434,739

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.